Equity Transactions - Issuance (Details) - GasLog Partners LP					21 Months Ended
	Jul. 01, 2020 shares	Jun. 30, 2019 shares	Apr. 26, 2018 shares	Apr. 03, 2018 shares	Dec. 31, 2020 shares
Common shares/units
Equity transactions
Number of units issued			1,858,975	33,998
Marginal percentage interest in distributions					98.00%
Class B Units
Equity transactions
Number of units converted	415,000
Number of shares outstanding					2,075,000
Conversion ratio of class B units into common units		1
General partner units
Equity transactions
Marginal percentage interest in distributions					2.00%
GasLog Ltd. | Common shares/units
Equity transactions
Number of units issued		2,532,911
GasLog Ltd. | Class B Units
Equity transactions
Number of units issued		2,490,000
GasLog Ltd. | Class B-1 Units
Equity transactions
Number of units issued		415,000
GasLog Ltd. | Class B-2 Units
Equity transactions
Number of units issued		415,000
GasLog Ltd. | Class B-3 Units
Equity transactions
Number of units issued		415,000
GasLog Ltd. | Class B-4 Units
Equity transactions
Number of units issued		415,000
GasLog Ltd. | Class B-5 Units
Equity transactions
Number of units issued		415,000
GasLog Ltd. | Class B-6 Units
Equity transactions
Number of units issued		415,000